Guarantees (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013 Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 27, 2013 Indemnification Agreement [Member] Mallinckrodt Baker	Dec. 27, 2013 Surety Bond Maryland Heights, Missouri	Sep. 27, 2013 Surety Bond Maryland Heights, Missouri	Dec. 27, 2013 Letter of Credit Saint Louis, Missouri	Sep. 27, 2013 Letter of Credit Saint Louis, Missouri	Dec. 27, 2013 Others	Sep. 27, 2013 Others	Dec. 27, 2013 Other Liabilities Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 27, 2013 Other Liabilities Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 28, 2012 Other Liabilities Indemnification Agreement [Member] Mallinckrodt Baker	Dec. 27, 2013 Other Liabilities Indemnification Agreement [Member] Enviornmental, Health and Safety Matters Mallinckrodt Baker	Sep. 27, 2013 Other Liabilities Indemnification Agreement [Member] Enviornmental, Health and Safety Matters Mallinckrodt Baker	Sep. 28, 2012 Other Liabilities Indemnification Agreement [Member] Enviornmental, Health and Safety Matters Mallinckrodt Baker	Dec. 27, 2013 Other Assets Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 27, 2013 Other Assets Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 28, 2012 Other Assets Indemnification Agreement [Member] Mallinckrodt Baker
Guarantor Obligations [Line Items]
Guarantor obligations, obligation term	17 years	17 years
Guarantors obligation									$ 16.8	$ 20.1	$ 22.4	$ 13.9	$ 17.2	$ 18.3
Maximum future payments	71.4	75.5	58.0	58.0	21.1	21.1	32.7	38.1
Escrow	$ 30.0	$ 30.0													$ 19.4	$ 23.5	$ 24.5